CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
REVEUNUES	$ 118,616,971	$ 117,453,024	$ 101,087,796
COST OF GOODS SOLD	96,588,172	92,298,319	86,559,925
GROSS PROFIT	22,028,799	25,154,705	14,527,871
Selling expenses	1,216,504	660,934	503,724
General and administrative expenses	2,747,514	1,796,995	2,243,672
Total Operating Expenses	3,964,018	2,457,929	2,747,396
INCOME FROM OPERATIONS	18,064,781	22,696,776	11,780,475
Financial expenses, net	(3,480,766)	(2,437,426)	(1,496,712)
Other income, net	609,666	151,757	183,495
INCOME BEFORE INCOME TAX	15,193,681	20,411,107	10,467,258
INCOME TAX	(2,139,029)	(2,865,372)	(740,053)
NET INCOME	13,054,652	17,545,735	9,727,205
LESS: NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	1,506,947	2,897,397	1,714,670
NET INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	11,547,705	14,648,338	8,012,535
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	3,102,645	1,649,960	31,146
TOTAL OTHER COMPREHENSIVE INCOME	3,102,645	1,649,960	31,146
COMPREHENSIVE INCOME	$ 14,650,350	$ 16,298,298	$ 8,043,681
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.58	$ 0.97	$ 0.53
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	20,000,000	15,150,685	15,000,000